THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

           CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND (THE "FUND")

                        SUPPLEMENT DATED MARCH 23, 2015
                                     TO THE
     INSTITUTIONAL CLASS SHARES AND INVESTOR CLASS SHARES PROSPECTUSES (THE
                                "PROSPECTUSES")
                              DATED MARCH 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

Effective April 1, 2015, pursuant to the approval of the Board of Trustees of the Trust, the Fund will change its primary benchmark index from the UBS Global Infrastructure & Utilities 50/50 Index (Net) (the "UBS Index") to the recently created FTSE Global Core Infrastructure 50/50 Index (Net) because the UBS Index is being discontinued.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





                                                                 CCS-SK-002-0100